Additional information (unaudited) (Details) - 12 months ended Dec. 31, 2021 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Additional Information (unaudited) [Abstract]
Revenue	$ 79	¥ 511
Net income	$ 3	¥ 19